General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 9,419	$ 7,296
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	4,410	3,746
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	1,331	743
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	1,247	926
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	826	403
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	624	711
Organoclay Marketing Expenses
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	579	565
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	93	51
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 309	$ 152